Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The Company’s financial assets and liabilities carried at fair value on a recurring basis, including the level in the fair value hierarchy, on September 30, 2023 and March 31, 2023 are presented below.

	As of September 30, 2023
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$4,399	$—	$—	$4,399
Other equity interests	—	22,489	—	22,489
Debt securities available-for-sale, other	—	998	2,079	3,077
Liabilities:
Warrant liability	956	—	—	956
Prepaid forward liability	73	—	—	73
Derivative liability	—	—	1,932	1,932

	As of March 31, 2023
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$8,837	$—	$—	$8,837
Put options	3,991	—	—	3,991
Debt securities available-for-sale
Corporate debt securities (L Bonds)	—	73,822	—	73,822
Other debt securities	—	998	2,078	3,076
Liabilities:
Derivative liability	—	—	3,513	3,513

The Company’s financial assets and liabilities carried at fair value
on a recurring basis, including the level in the fair value hierarchy, on March 31, 2023 and March 31, 2022 are presented below.

	As of March 31, 2023
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$8,837	$—	$—	$8,837
Put options	3,991	—	—	3,991
Debt securities available-for-sale
Corporate debt securities (L Bonds)	—	73,822	—	73,822
Other debt securities	—	998	2,078	3,076
Liabilities:
Derivative liability	—	—	3,513	3,513

	As of March 31, 2022
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$69,769	$—	$—	$69,769
Debt securities available-for-sale
Corporate debt securities (L Bonds)	—	74,295	—	74,295
Other debt securities	—	998	3,000	3,998
Liabilities:
Derivative liability	—	—	8,108	8,108

Schedule of Reconciliation of Gain (Loss) on Investments
A reconciliation of gain (loss) on financial instruments, net for each of the periods presented herein is included in the tables below (in thousands):

	Three Months Ended September 30,		Six Months Ended September 30,
	2023	2022	2023	2022
Public equity securities:
Related party equity securities	$(136)	$(27,759)	$(3,702)	$(42,564)
Other public equity securities	(516)	505	(736)	(9)
Put options	(695)	980	(3,023)	2,744
Warrant liability	214	—	1,699	—
Prepaid forward liability	19	—	(73)	—
Derivative liability	163	5,278	1,581	3,803
Other equity securities and interests
Related party, with a readily determinable fair value (1)	(41,824)	—	(41,824)	—
Other, without a readily determinable fair value	—	(41)	(158)	2,968

Gain (loss) on financial instruments, net	$(42,775)	$(21,037)	$(46,236)	$(33,058)

(1)
Includes realized net gains of $13.7 million related to the Company’s previously classified available-for-sale debt securities upon reclassification from accumulated other comprehensive income during the three and six months ended September 30, 2023.

A reconciliation of gain (loss) on financial instruments, net for each of the periods presented herein is included in the tables below (in thousands):

	Year Ended March 31,	Three Months Ended March 31,		Year Ended December 31,
	2023	2022	2021	2021	2020
			(unaudited)
Public equity securities
Related party equity securities	$(63,536)	$(56,011)	$—	$37,012	$(22,913)
Other public equity securities	523	—	—	—	—
Put options	(3,460)	—	(2,180)	(5,175)	(7,757)
Derivative liability	4,595	—	—	—	—
Other equity securities	10,457	—	—	—	—

Gain (loss) on financial instruments, net	$(51,421)	$(56,011)	$(2,180)	$31,837	$(30,670)

Fair Value Measurement Inputs and Valuation Techniques	The following table provides quantitative information about the significant unobservable inputs used in the fair value measure of the Level 3 other debt securities (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range	Weighted Average
September 30, 2023	$2,079	Market Approach	Enterprise value-to-revenue multiple	0.2x - 18.9x	1.83x
March 31, 2023	$2,078	Market Approach	Enterprise value-to-revenue multiple	0.2x - 18.9x	1.74x
The following table provides quantitative information about the significant unobservable inputs used in the fair value measurement of the Level 3 derivative liability at inception and period end (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Targets
September 30, 2023	$1,932	Discounted cash flow	Alternative asset beta to equity markets	0.42 - 1.67
			Alternative asset market discount rate	0.13
			Distribution rate	0.03 - 0.06
			Equity market risk premiums	0.07
			Net asset value volatilities	0.07 - 0.24
			Enhanced return discount rate	0.12
March 31, 2023	$3,513	Discounted cash flow	Alternative asset beta to equity markets	0.42 - 1.67
			Alternative asset market discount rate	0.10
			Distribution rate	0.03 - 0.06
			Equity market risk premiums	0.07
			Net asset value volatilities	0.09 - 0.84
			Enhanced return discount rate	0.12
The following table provides quantitative information about the significant unobservable inputs used in the fair value measure of the Level 3 other debt securities (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range	Weighted Average
March 31, 2023	$2,078	Market Approach	Enterprise value-to-revenue multiple	0.2x – 18.9x	1.74x
March 31, 2022	$3,000	Market Approach	Enterprise value-to-revenue multiple	0.2x – 18.9x	1.73x
The following table provides quantitative information about the significant unobservable inputs used in the fair value measurement of the Level 3 derivative liability at period end (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Targets
March 31, 2023	$3,513	Discounted cash flow	Alternative asset beta to equity markets	0.42 – 1.67
			Alternative asset market discount rate	0.10
			Distribution rate	0.03 – 0.06
			Equity market risk premiums	0.07
			Net asset value volatilities	0.09 – 0.84
			Enhanced return discount rate	0.12
March 31, 2022	$8,108	Discounted cash flow	Alternative asset beta to equity markets	0.51 – 1.69
			Alternative asset market discount rate	0.08
			Distribution rate	0.03 – 0.07
			Equity market risk premiums	0.08
			Net asset value volatilities	0.09 – 0.38
			Enhanced return discount rate	0.12
The following table provides information regarding the unobservable inputs utilized in determining the fair value of the non-recurring
Level 3 measurement as of December 1, 2021:

(Dollars in thousands)
Level 3 Class	Fair Value at December 1, 2021	Valuation Technique	Unobservable Input	Target
Preferred A.0	$249,907	Interpolation	Discount rate	28.26%
			Preferred rate of return	6.00%

Preferred A.1	$961,801	Interpolation	Discount rate	29.26%
			Preferred rate of return	5.78%
			Growth rate	4.00%

Preferred B.2	$358,515	Interpolation	Discount rate	29.30%
			Preferred rate of return	5.09%
			Growth rate	4.00%

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table reconciles the beginning and ending fair value of our Level 3 other debt securities:

(Dollars in thousands)	Three Months Ended September 30,		Six Months Ended September 30,
	2023	2022	2023	2022
Beginning balance	$2,183	$2,948	$2,078	$3,000
Gains (losses) recognized in accumulated other comprehensive income (loss) (1)	(104)	(480)	1	(532)

Ending balance	$2,079	$2,468	$2,079	$2,468

(1)	Recorded in unrealized gain (loss) on available-for-sale debt securities.

The following table reconciles the beginning and ending fair value of our Level 3 other debt securities:

(Dollars in thousands)	Year Ended March 31,	Three Months Ended March 31,	Year Ended December 31,
	2023	2022	2021	2020
Beginning balance	$3,000	$3,000	$1,687	$—
Initial fair value of financial instrument	—	—	—	1,687
Gains (losses) recognized in accumulated other comprehensive income (loss) (1)	(922)	—	1,313	—

Ending balance	$2,078	$3,000	$3,000	$1,687

(1)	Recorded in unrealized gain (loss) on available-for-sale debt securities.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table reconciles the beginning and ending fair value of our Level 3 derivative liability:

	Three Months Ended September 30,		Six Months Ended September 30,
	2023	2022	2023	2022
Beginning balance	$2,095	$9,583	$3,513	$8,108
(Gains) losses recognized in earnings (1)	(163)	(5,278)	(1,581)	(3,803)

Ending balance	$1,932	$4,305	$1,932	$4,305

(1)	Recorded in (Gain) loss on financial instruments, net.

The following table reconciles the beginning and ending fair value of our Level 3 derivative liability:

	Year Ended March 31, 2023	Three Months Ended March 31, 2022
Beginning balance	$8,108	$—
Initial fair value of financial instrument	—	8,108
(Gains) losses recognized in earnings (1)	(4,595)	—

Ending balance	$3,513	$8,108

(1)	Recorded in (gain) loss on financial instruments, net.
The following table reconciles the beginning and ending fair value of our Level 3 repurchase options:

Year Ended December 31, 2020
(Dollars in thousands)
Beginning balance	$(61,664)
Total gain in earnings	61,664

Ending balance	$—

Fair Value Disclosure of Asset and Liability Not Measured at Fair Value
The carrying amounts and estimated fair values of the Company’s financial instruments not recorded at fair value as of September 30, 2023 and March 31, 2023, were as noted in the table below:

	As of September 30, 2023
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$2,394	$2,394
Restricted cash	1	20	20
Financial liabilities:
Customer ExAlt Trusts loan payable, net	2	48,660	54,058
Debt due to related parties	2	102,141	96,099
Accounts payable and accrued expenses	1	104,958	104,958

	As of March 31, 2023
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$8,726	$8,726
Restricted cash	1	819	819
Financial liabilities:
Customer ExAlt Trusts loan payable, net	2	52,129	56,635
Debt due to related parties	2	99,314	96,465
Accounts payable and accrued expenses	1	65,724	65,724

The carrying amounts and estimated fair values of the Company’s financial instruments not recorded at fair value as of March 31, 2023 and March 31, 2022, were as noted in the table below:

	As of March 31, 2023
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$8,726	$8,726
Restricted cash	1	819	819
Financial liabilities:
Customer ExAlt Trusts loan payable, net	2	52,129	56,635
Debt due to related parties	2	99,314	96,465
Accounts payable and accrued expenses	1	65,724	65,724

	As of March 31, 2022
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$70,588	$70,588
Restricted cash	1	5,517	5,517
Financial liabilities:
Customer ExAlt Trusts loan payable, net	2	65,674	64,811
Debt due to related parties	2	105,917	119,036
Accounts payable and accrued expenses	1	37,332	37,332

Schedule of Goodwill
The change in goodwill at each reporting unit was as follows:

	March 31, 2023	Impairment	September 30, 2023
Ben Liquidity	$1,725,880	$(1,121,212)	$604,668
Ben Custody	594,219	(281,777)	312,442
Ben Insurance	37,942	—	37,942
Ben Markets	9,885	—	9,885

Total Goodwill	$2,367,926	$(1,402,989)	$964,937